Loans and advances to customers - Movement in loss provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure in assets purchased with impairment	€ 420	€ 497	€ 706
Exposure in assets purchased with impairment, still showing signs of impairment	358
Impairment at beginning of year	(176,554)	(184,596)
Impairment at end of year	(163,853)	(176,554)	(184,596)
Loans and receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Provision for credit losses	(7,407)	(12,382)	(9,352)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(916,199)	(942,218)
Impairment at end of year	(972,682)	(916,199)	(942,218)
Losses on renegotiation or contractual modification	0	139	0
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	9,089	8,930	12,593
Exchange differences and other changes	(529)	3,336	(163)
Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(176,554)	(184,596)
Impairment at end of year	(163,853)	(176,554)	(184,596)
Debt instruments | Loans and receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reversal of impairment loss recognised in profit or loss	(1,383)	(1,221)	(1,586)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	284	474
Impairment at end of year	215	284	474
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	23,595	22,242	23,307
Provision for credit losses	(8,762)	(13,385)	(11,108)
Impairment loss recognised in profit or loss	18,240	20,909	19,192
Reversal of impairment loss recognised in profit or loss	(9,478)	(7,524)	(8,084)
Change of perimeter	0	(82)	0
Write-offs	(9,089)	(8,930)	(12,593)
Exchange differences and other changes	(304)	(3,020)	420
Impairment at end of year	22,964	23,595	22,242
Accumulated impairment | Customers | Individually calculated
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	2,679	3,555
Impairment at end of year	2,496	2,679	3,555
Accumulated impairment | Customers | Collective calculated
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	20,916	18,687
Impairment at end of year	20,468	20,916	18,687
Accumulated impairment | Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,658	13,933
Impairment at end of year	13,550	13,658	13,933
Accumulated impairment | Customers | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	9,937	8,309
Impairment at end of year	9,414	9,937	8,309
Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	284	474	635
Provision for credit losses	(28)	(79)	170
Impairment loss recognised in profit or loss	49	91	77
Reversal of impairment loss recognised in profit or loss	(21)	(12)	(247)
Exchange differences and other changes	(97)	(269)	9
Impairment at end of year	€ 215	€ 284	€ 474